Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of Trade and other receivables

	2021	2020
	$	$

Trade receivables	4,592	6,446
Tax receivables	407	774
Other receivables	35	211
Total trade and other receivables	5,034	7,431
Less: Current portion	1,412	7,431
Long-term portion	3,622	—